Schedule of pension cost components France (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 FRANCE [Member]	Dec. 31, 2012 FRANCE [Member]	Dec. 31, 2011 FRANCE [Member]	Jan. 31, 2012 FRANCE [Member]	Dec. 31, 2010 FRANCE [Member]	Dec. 31, 2013 JAPAN [Member]	Dec. 31, 2012 JAPAN [Member]	Dec. 31, 2011 JAPAN [Member]	Dec. 31, 2010 JAPAN [Member]
Benefit obligations	€ 491	€ 517	€ 386	€ 517	€ 371	€ 640	€ 538	€ 646	€ 562
Service cost	39	29	31			46	61	68
Interest cost	17	18	17			7	6	6
Actuarial (gain) loss	(75)	93	(33)			156	(6)	37
Amortization of net prior service cost (Credit)	4
Benefits paid	(11)	(8)	0				(93)
Unrecognized actuarial (gain) loss	27	38	(56)			280	157	199
Unrecognized prior service cost	(33)	30	31
Accrued pension cost	€ 498	€ 449	€ 411			€ 360	€ 380	€ 447